CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Research and Development Arrangement [Member]
Related party expenses	$ 8,154	$ 4,150
In Process Research and Development [Member]
Related party expenses	4,400	7,500
Warrant [Member]
Related party expenses	$ 17,373	$ 0